UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 4/30/07

Item 1.  Schedule of Investments.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS
April 30, 2007 (Unaudited)
	Shares		Value
		COMMON STOCKS - 99.43%
		AERPOSPACE & DEFENSE - 1.47%
	2,971	Lockheed Martin Corp.	$ 285,632
	3,435	Orbital Sciences Corp. *	71,688
	2,449	Rockwell Collins	160,826
			518,146

		AGRICULTURE - 1.06%
	8,327	Archer-Daniels-Midland Co.	322,255
	895	UST, Inc.	50,728
			372,983

		AGRICULTURE - 0.15%
	1,464	Continental Airlines, Inc., Class B *	53,524

		AIRLINES - 0.14%
	460	Republic Airways Holdings, Inc. *	9,780
	548	Ryanair Holdings PLC ADR	25,575
	420	UAL Corp. *	14,028
			49,383

		APPAREL - 0.71%
	981	Coach, Inc. *	47,902
	4,129	Guess?, Inc.	162,683
	273	Phillips Van-Heusen	15,261
	744	Sketchers USA, Inc., Class A *	23,362
			249,208

		AUTO MANUFACTURERS - 2.22%
	9,341	Paccar, Inc.	784,457

		AUTO PARTS & EQUIPMENT - 0.02%
	167	Fuel Systems Soultions, Inc. *	2,822
	209	Titan International, Inc.	5,890
			8,712
	Biltmore Index Enhancing Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	April 30, 2007 (Unaudited)
	Shares		Value
		BANKS - 3.80%
	4,704	Associated Banc-Corp.	$ 152,315
	678	Bank of America Corp.	34,510
	1,785	Citizens Banking Corp.	35,718
	820	Comerica, Inc.	50,766
	2,000	FNB Corp.	33,560
	4,814	Huntington Bancshares, Inc.	106,775
	922	National City Corp.	33,699
	1,987	PNC Financial Services Group	147,237
	9,406	Regions Financial Corp.	330,057
	8,071	Sky Financial Group, Inc.	219,935
	1,951	SunTrust Banks, Inc.	164,703
	624	Wachovia Corp.	34,657
			1,343,932

		BEVERAGES - 2.36%
	6,655	Coca-Cola Co. (The)	347,324
	1,857	Hansen Natural Corp. *	70,937
	6,311	Pepsico, Inc.	417,094
			835,355

		BUILDING MATERIALS - 0.04%
	286	NCI Building System, Inc. *	14,291

		CHEMICALS - 3.89%
	1,918	Albemarle Corp.	81,419
	1,184	DOW Chemical Co.	52,818
	843	Eastman Chemical Co.	57,071
	584	Hercules, Inc .*	11,003
	7,074	Lubrizol Corp.	424,016
	11,819	Lyondell Chemical Co.	367,807
	1,433	Potash Corp.	257,252
Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		CHEMICALS - 3.89% (continued)
	505	Sensient Technolgies Corp.	$ 13,221
	2,610	Sigma Aldrich Corp.	109,829
			1,374,436

		COMMERCIAL SERVICES - 4.10%
	1,695	AMN Healthcare Services, Inc. *	41,273
	1,173	CBIZ, Inc. *	8,164
	1,967	Cenveo, Inc. *	50,454
	1,536	Coinstar, Inc. *	47,754
	815	GEO Group, Inc. (The) *	41,728
	826	Kenexa Corp. *	25,573
	12,196	Moody's Corp.	806,400
	1,608	PAREXEL International Corp. *	63,162
	137	Pre Paid Legal Services, Inc. *	7,816
	856	RR Donnelley & Sons Co.	34,411
	8,525	Teletech Holdings, Inc. *	321,648
			1,448,383

		COMPUTERS - 2.14%
	341	Agilysys, Inc.	7,171
	1,441	Ansoft Corp. *	46,530
	2,281	Cognizant Tech Solutions Corp. *	203,921
	1,720	Covansys Corp. *	57,448
	168	Lexmark International, Class A *	9,156
	703	Logitech International S.A. *	18,918
	4,115	Mentor Graphics Corp. *	66,581
	2,060	Research In Motion, Ltd. *	271,055
	2,753	Sykes Enterprises, Inc. *	50,820
	112	Stratasys, Inc. *	5,323
	1,510	Tyler Technologies, Inc. *	18,045
			754,968
Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		COSMETICS/PERSONAL CARE - 0.40%
	210	Chattem, Inc. *	$ 11,999
	1,929	Colgate Palmolive Co.	130,670
			142,669

		DISTRIBUTION/WHOLESALE - 0.61%
	1,696	CDW Corp.	122,129
	688	Fastenal Co.	28,291
	2,947	LKQ Corp. *	66,543
			216,963

		DIVERSIFIED FINANCIAL SERVICES - 2.67%
	8,036	American Express Co.	487,544
	7,220	J.P. Morgan Chase & Co.	376,162
	297	SWS Group, Inc.	7,719
	2,575	Tradestation Group, Inc. *	31,364
	920	World Acceptance Corp. *	39,496
			942,285

		ELECTRIC - 8.07%
	104	Allegheny Energy, Inc. *	5,560
	3,885	Black Hills Corp.	154,662
	6,931	DTE Energy Co.	350,639
	618	Duke Energy Corp.	12,681
	12,307	Energy East Corp.	298,075
	1,043	Entergy Corp.	118,005
	5,210	Firstenergy Corp.	356,572
	661	FPL Group, Inc.	42,549
	11,127	Northeast Utilities	357,956
	2,956	Pinnacle West Capital Corp.	142,745
	1,033	PNM Resources	33,624
	215	PPL Corp.	9,376
	7,608	SCANA Corp.	331,176
	4,052	TXU Corp.	265,730
	9,701	Unisource Energy Corp Co.	372,615
			2,851,965
Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.60%
	3,475	Advanced Energy Industries *	$ 85,138
	2,043	General Cable Corp. *	117,350
	1,107	Graftech International, Ltd. *	11,048
			213,536

		ELECTRONICS - 3.43%
	3,305	Agilent Technologies, Inc. *	113,593
	6,441	Applera Corp.	201,217
	700	Avnet, Inc. *	28,630
	365	FEI Co. *	13,578
	9,079	Garmin, Ltd.	528,307
	1,072	Rofin-Sinar Technologies, Inc. *	71,052
	762	TTM Technologies, Inc. *	6,995
	4,068	Waters Corp. *	241,761
	381	Zygo Corp. *	6,100
			1,211,233

		ENGINEERING & CONSTRUCTION - 0.87%
	1,432	Infrasource Services, Inc. *	47,800
	4,858	McDermott International, Inc. *	260,680
			308,480

		ENVIROMENTAL CONTROL - 0.41%
	1,223	Clean Harbors, Inc. *	56,894
	254	Fuel Tech, Inc. *	6,386
	1,699	Metal Management, Inc.	81,671
			144,951

		EXCHANGE-TRADED FUNDS - 10.99%
	14,346	iShares MSCI Pacific ex-Japan Index Fund	2,002,558
	75,762	iShares MSCI United Kingdom Index Fund	1,882,686
			3,885,244

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		FOOD - 0.41%
	1,503	Campbell Soup Co.	$ 58,767
	1,378	Safeway, Inc.	50,021
	1,251	Treeshouse Foods, Inc. *	37,705
			146,493

		FOREST PRODUCTS & PAPER - 1.05%
	9,373	MeadWestVaco Corp.	312,683
	1,491	Rock-Tenn Co.	57,046
			369,729

		GAS - 0.44%
	2,798	AGL Resources, Inc.	121,825
	1,386	NiSource, Inc.	34,082
			155,907

		HEALTHCARE-PRODUCTS - 1.42%
	846	ICU Medical, Inc. *	35,321
	1,514	Immucor, Inc. *	49,402
	5,124	Johnson & Johnson	329,063
	322	Kinetic Concepts *	16,100
	793	Zimmer Holdings, Inc. *	71,751
			501,637

		HEALTHCARE-SERVICES - 0.95%
	484	Air Methods Corp. *	13,315
	949	DJO, Inc. *	37,068
	3,541	Laboratory Corp. of America Holdings *	279,527
	494	Sun Healthcare Group, Inc. *	6,195
			336,105

		HOME FURNISHINGS - 0.38%
	5,138	Tempur-Pedic International	133,434

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		INSURANCE - 4.55%
	9,037	Cincinnati Financial Corp.	$ 408,834
	5,338	Lincoln National Corp.	379,799
	2,772	Loews Corp.	131,171
	3,841	Safeco Corp.	256,348
	4,259	Torchmark Corp.	290,890
	3,009	Unitrin, Inc.	141,874
			1,608,916

		INTERNET - 2.17%
	8,082	Akamai Technologies, Inc. *	356,255
	3,140	Check Point Software Tech *	73,947
	5,608	CMGI, Inc. *	11,777
	2,033	Cybersource Corp. *	25,839
	1,025	Expedia, Inc. *	24,211
	349	Google, Inc., Class A *	164,512
	1,577	Interwoven, Inc. *	24,081
	277	Perficient, Inc. *	5,872
	981	Priceline.com, Inc. *	54,583
	899	Verisign, Inc. *	24,588
			765,665

		IRON/STEEL - 1.56%
	4,508	Allegheny Technologies, Inc.	493,987
	387	Carpenter Technology Corp.	46,970
	263	Ryerson, Inc.	10,820
			551,777

		LEISURE TIME - 1.78%
	9,923	Harley Davidson, Inc.	628,324

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		LODGING - 0.46%
	724	MGM Mirage *	$ 48,689
	1,104	Wynn Resorts, Ltd.	112,840
			161,529

		MACHINERY - CONSTRUCTION & MINING - 0.37%
	379	Joy Global, Inc.	19,189
	1,435	Terex Corp. *	111,715
			130,904

		MACHINERY - DIVERSIFIED - 0.94%
	2,292	Flow International Corp. *	26,679
	848	Gardner Denver, Inc. *	32,054
	70	Hurco Cos., Inc. *	3,088
	1,061	Intevac, Inc. *	25,793
	79	Middleby Corp. *	10,845
	3,929	Rockwell International Corp.	233,933
			332,392

		MEDIA - 2.16%
	4,471	Comcast Corp. *	119,197
	15,209	DIRECTV Group (The) *	362,583
	3,895	Echostar Communications Corp. *	181,234
	217	Idearc, Inc.	7,541
	2,428	Liberty Global, Inc., Class A	87,141
	333	World Wrestling Entertainment	5,664
			763,360

		METAL FABRICATE/HARDWARE - 0.43%
	719	Dynamic Materials Corp. *	23,756
	1,190	Ladish Co, Inc. *	48,385
	491	Precision Castparts Corp.	51,118
	211	RBC Bearings, Inc. *	8,020
	346	Valmont Industries, Inc.	21,756
			153,035
Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		MINING - 0.84%
	4,192	Brush Engineered Materials *	$ 201,300
	462	RTI International Metals, Inc. *	43,553
	646	Southern Copper Corp.	51,874
			296,727

		MISCELLANEOUS MANUFACTURERS - 1.06%
	9,668	General Electric Co.	356,362
	814	Tredegar Corp.	19,023
			375,385

		OIL & GAS - 3.97%
	333	Atlas America, Inc.	19,877
	170	Arena Resources, Inc. *	7,981
	1,984	ChevronTexaco Corp.	154,335
	208	EOG Resources, Inc.	15,276
	9,114	Exxon Mobil Corp.	723,469
	2,488	Marathon Oil Corp.	252,656
	672	Natco Group, Inc. *	25,670
	3,307	Norsk Hydro ADR	114,257
	987	Occidental Petroleum Corp.	50,041
	1,982	PetroQuest Energy, Inc. *	22,634
	256	Valero Energy Corp.	17,979
			1,404,175

		OIL & GAS SERVICES - 0.66%
	285	Baker Hughes Inc.	22,911
	1,331	Core Laboratories N.V. *	121,015
	246	Lufkin Industries, Inc.	15,306
	1,160	Matrix Serives Co. *	28,304
	50	Sunoco, Inc.	3,777
	1,280	Tetra Technologies, Inc.*	33,907
	230	Trico Marine Services, Inc.*	8,903
			234,123

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		PHARMACEUTICALS - 2.28%
	1,753	Gilead Sciences, Inc. *	$ 143,255
	1,532	Mannatech, Inc.	23,685
	3,253	NBTY, Inc. *	160,731
	2,258	Noven Pharmaceuticals, Inc. *	52,860
	16,010	Pfizer, Inc.	423,625
			804,156

		PIPELINES - 1.06%
	7,604	ONEOK, Inc.	368,110
	309	Spectra Energy Corp.	8,065
			376,175

		REITs - 0.23%
	677	Boston Properties, Inc.	79,588

		RETAIL - 4.79%
	246	Aeropostale, Inc. *	10,123
	11,903	American Eagle Outfitters, Inc.	350,781
	66	Autozone, Inc. *	8,781
	2,098	Bed, Bath and Beyond, Inc. *	85,472
	3,128	Big Lots, Inc. *	100,722
	820	Bon-Ton Stores (The) , Inc.	40,729
	2,179	Brown Shoe Co., Inc.	58,789
	415	Buffalo Wild Wings, Inc. *	27,091
	370	Cash America International, Inc.	15,969
	1,537	Charlotte Russe Holding, Inc. *	42,006
	723	Citi Trends, Inc. *	28,652
	2,345	Dillards, Inc., Class A	81,207
	395	EZCORP, Inc., Class A *	5,984
	1,570	Gap, Inc.	28,182
	2,598	J. C. Penney Co., Inc.	205,476
	1,184	McDonalds Corp.	57,164
	236	Movado Group, Inc.	7,769
	4,111	Nordstrom, Inc.	225,776
	542	Ross Stores, Inc.	17,967
Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		RETAIL - 4.79% (continued)
	678	Sears Holding Corp. *	$ 129,437
	722	Shoe Carnival, Inc. *	22,700
	1,363	Staples, Inc.	33,802
	1,066	The Buckle, Inc.	37,971
	476	Tween Brands, Inc. *	18,640
	1,317	Zumiez, Inc. *	51,969
			1,693,159

		SAVINGS & LOANS - 0.55%
	4,633	Washington Mutual, Inc.	194,493

		SEMICONDUCTORS - 0.86%
	501	Applied Materials, Inc.	9,629
	3,996	Lam Research Corp. *	214,905
	8,622	Triquint Semiconductor, Inc. *	44,576
	588	Ultra Clean Holdings *	8,608
	260	Varian Semiconductor Equipment *	17,254
	327	Verigy, Ltd. *	8,263
			303,235

		SOFTWARE - 5.34%
	470	Advent Software, Inc. *	15,773
	2,907	Blackbaud, Inc.	64,187
	2,538	IMS Health, Inc.	74,439
	1,531	Infosys Technologies, Ltd. ADR	80,148
	205	Interactive Intelligence, Inc. *	3,007
	6,138	Intuit, Inc. *	174,626
	37,593	Microsoft Corp.	1,125,534
	2,606	Omnicell, Inc. *	59,782
	13,002	Oracle Corp. *	244,438
	1,487	Packeteer, Inc. *	14,127
	1,495	Phase Forward, Inc. *	23,741
	359	Smith Micro Software, Inc. *	5,705
			1,885,507
Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		STORAGE/WAREHOUSING - 0.04%
	529	Mobile Mini, Inc. *	$ 15,854

		TELECOMMUNICATIONS - 6.92%
	1,098	Anaren Inc. *	20,774
	16,000	AT&T Inc.	619,520
	1,767	Atheros Communications, Inc. *	47,338
	2,885	Avaya, Inc. *	37,274
	7,173	BT Group PLC ADR	451,540
	276	Cbeyond, Inc. *	9,599
	518	C Cor.Net Corp. *	6,382
	862	Centurytel, Inc.	39,695
	10,228	Cisco Systems, Inc. *	273,497
	751	Commscope, Inc. *	35,034
	1,011	Consolidated Communications Holdings, Inc.	20,109
	1,156	Embarq Corp.	69,406
	1,320	Fairpoint Communications, Inc.	24,763
	829	Harmonic, Inc. *	6,856
	1,402	Harris Stratex Networks, Inc. *	27,956
	274	Oplink Communications, Inc. *	4,540
	751	Millicom International Cellular S.A. *	61,019
	358	Netgear, Inc. *	12,032
	28,268	Qwest Communications International *	251,020
	1,891	Sirenza Microdevices, Inc. *	17,227
	9,354	Verizon Communications, Inc.	357,136
	3,622	Windstream Corp.	52,954
			2,445,671

		TOYS/GAMES/HOBBIES - 1.26%
	2,486	Hasbro, Inc.	78,582
	12,947	Mattel, Inc.	366,400
			444,982

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2007 (Unaudited)
	Shares		Value
		TRANSPORTATION - 0.35%
	344	Atlas Air Worldwide Holdings *	$ 19,788
	801	C H Robinson Worldwide, Inc.	42,821
	236	Gulfmark Offshore, Inc. *	11,304
	1,373	HUB Group, Inc., Class A *	49,428
			123,341

		TOTAL COMMON STOCKS (Cost $32,224,888)	35,140,882

		SHORT-TERM INVESTMENTS - 0.62%
	218,145	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 5.11%, 5/1/07**
		(Cost $218,145)	218,145

		TOTAL INVESTMENTS - 100.05% (Cost $32,443,033) (a)	$ 35,359,027
		OTHER ASSETS & LIABILITIES - (0.05)%	(17,322)
		NET ASSETS - 100.0%	$ 35,341,705

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,443,033 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 3,263,987
	Unrealized depreciation (347,993)
	Net unrealized appreciation $ 2,915,994

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on April 30, 2007.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By   */s/ Andrew Rogers

       Andrew Rogers, President

Date

6/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   */s/ Andrew Rogers

       Andrew Rogers, President

Date

6/28/07

By  */s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/28/07